Capital Management and Risk Policies - Schedule of Changes in Gross Carrying Amount of Specific Segment Portfolio (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
FX and other movements	$ (150,764)
Retail Like Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Gross carryng amount, Beginning Balance	55,528,222	$ 49,760,218
Financial assets derecognized during the period other than write-offs	(19,815,715)	(11,727,949)
New financial assets originated or purchased	25,159,811	33,037,852
FX and other movements	1,383,602	515,841
Inflation Effect	(19,431,654)	(16,057,740)
Gross carrying amount, Ending Balance	42,824,266	55,528,222
Retail portfolios [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Gross carryng amount, Beginning Balance	153,253,607
Financial assets derecognized during the period other than write-offs	(21,823,886)
New financial assets originated or purchased	29,859,062
FX and other movements	10,395,275
Inflation Effect	(53,629,858)
Gross carrying amount, Ending Balance	118,054,200	153,253,607
Wholesale Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Gross carryng amount, Beginning Balance	218,262,844	202,022,624
Financial assets derecognized during the period other than write-offs	(98,361,975)	(60,661,671)
New financial assets originated or purchased	168,569,469	133,382,139
FX and other movements	2,721,715	7,698,912
Inflation Effect	(74,141,645)	(64,179,160)
Gross carrying amount, Ending Balance	217,050,408	218,262,844
Naranja [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Gross carryng amount, Beginning Balance	76,121,078	79,031,837
Transfers	0
Financial assets derecognized during the period other than write-offs	(5,319,686)	(5,020,405)
New financial assets originated or purchased	12,225,082	27,613,413
FX and other movements	(730,898)	0
Inflation Effect	(26,637,953)	(25,503,767)
Gross carrying amount, Ending Balance	55,657,623	76,121,078
Retail Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Gross carryng amount, Beginning Balance	153,253,607	169,089,210
Financial assets derecognized during the period other than write-offs		(12,465,880)
New financial assets originated or purchased		48,586,277
FX and other movements		2,609,497
Inflation Effect		(54,565,497)
Gross carrying amount, Ending Balance		153,253,607
Stage 3 [member] | Wholesale Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Gross carryng amount, Beginning Balance	3,877,964
Financial assets derecognized during the period other than write-offs	(118,942)
New financial assets originated or purchased	316,155
Gross carrying amount, Ending Balance		3,877,964
12-month ECL [member] | Stage 1 [member] | Retail Like Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Gross carryng amount, Beginning Balance	46,365,462	43,107,898
Financial assets derecognized during the period other than write-offs	(15,036,031)	(9,541,426)
New financial assets originated or purchased	20,951,735	26,884,407
FX and other movements	1,529,839	313,955
Inflation Effect	(16,225,219)	(13,911,024)
Gross carrying amount, Ending Balance	34,349,977	46,365,462
12-month ECL [member] | Stage 1 [member] | Retail portfolios [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Gross carryng amount, Beginning Balance	126,670,979
FX and other movements	12,360,478
Inflation Effect	(44,327,483)
Gross carrying amount, Ending Balance	80,129,110	126,670,979
12-month ECL [member] | Stage 1 [member] | Wholesale Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Gross carryng amount, Beginning Balance	205,020,717	188,138,737
Financial assets derecognized during the period other than write-offs	(93,761,209)	(55,621,489)
New financial assets originated or purchased	165,278,026	124,006,193
FX and other movements	3,473,035	8,343,440
Inflation Effect	(69,507,670)	(59,698,796)
Gross carrying amount, Ending Balance	206,109,137	205,020,717
12-month ECL [member] | Stage 1 [member] | Naranja [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Gross carryng amount, Beginning Balance	60,123,794	63,132,651
Transfers	2,598,692
Financial assets derecognized during the period other than write-offs	(1,605,396)	(1,114,928)
New financial assets originated or purchased	10,374,605	24,889,161
FX and other movements	(433,410)	28,281
Inflation Effect	(21,039,834)	(20,373,059)
Gross carrying amount, Ending Balance	47,066,866	60,123,794
12-month ECL [member] | Stage 1 [member] | Retail Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Gross carryng amount, Beginning Balance	126,670,979	143,080,464
Financial assets derecognized during the period other than write-offs		(8,282,669)
New financial assets originated or purchased		37,070,938
FX and other movements		2,084,944
Inflation Effect		(46,172,411)
Gross carrying amount, Ending Balance		126,670,979
12-month ECL [member] | Stage 3 [member] | Retail Like Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
FX and other movements	9,120
Lifetime ECL [member] | Stage 1 [member] | Retail Like Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
FX and other movements	(27,507)
Lifetime ECL [member] | Stage 2 [member] | Retail Like Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Gross carryng amount, Beginning Balance	6,397,336	5,417,972
Financial assets derecognized during the period other than write-offs	(3,099,488)	(1,634,974)
New financial assets originated or purchased	1,472,562	4,121,250
FX and other movements	11,193	6,813
Inflation Effect	(2,238,697)	(1,748,393)
Gross carrying amount, Ending Balance	5,162,613	6,397,336
Lifetime ECL [member] | Stage 2 [member] | Retail portfolios [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Gross carryng amount, Beginning Balance	21,381,467
FX and other movements	(1,328,551)
Inflation Effect	(7,482,271)
Gross carrying amount, Ending Balance	32,107,707	21,381,467
Lifetime ECL [member] | Stage 2 [member] | Wholesale Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Gross carryng amount, Beginning Balance	9,364,163	12,638,355
Financial assets derecognized during the period other than write-offs	(4,481,824)	(5,040,182)
New financial assets originated or purchased	2,975,288	6,954,157
FX and other movements	(2,973,811)	(1,241,887)
Inflation Effect	(3,276,913)	(4,078,428)
Gross carrying amount, Ending Balance	6,064,723	9,364,163
Lifetime ECL [member] | Stage 2 [member] | Naranja [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Gross carryng amount, Beginning Balance	10,171,605	11,384,213
Transfers	(2,598,692)
Financial assets derecognized during the period other than write-offs	(1,165,656)	(1,119,775)
New financial assets originated or purchased	987,705	1,180,716
FX and other movements	(156,413)	32,816
Inflation Effect	(3,559,470)	(3,673,716)
Gross carrying amount, Ending Balance	2,536,638	10,171,605
Lifetime ECL [member] | Stage 2 [member] | Retail Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Gross carryng amount, Beginning Balance	21,381,467	21,999,482
Financial assets derecognized during the period other than write-offs		(2,478,551)
New financial assets originated or purchased		9,247,249
FX and other movements		185,542
Inflation Effect		(7,099,287)
Gross carrying amount, Ending Balance		21,381,467
Lifetime ECL [member] | Stage 3 [member] | Retail Like Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Gross carryng amount, Beginning Balance	2,765,424	1,234,348
Financial assets derecognized during the period other than write-offs	(1,680,196)	(551,549)
New financial assets originated or purchased	2,735,514	2,032,195
FX and other movements	4,527	195,073
Inflation Effect	(967,738)	(398,323)
Gross carrying amount, Ending Balance	3,311,676	2,765,424
Lifetime ECL [member] | Stage 3 [member] | Retail portfolios [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Gross carryng amount, Beginning Balance	5,201,161
FX and other movements	(636,652)
Inflation Effect	(1,820,104)
Gross carrying amount, Ending Balance	5,817,383	5,201,161
Lifetime ECL [member] | Stage 3 [member] | Wholesale Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Gross carryng amount, Beginning Balance	3,877,964	1,245,532
Financial assets derecognized during the period other than write-offs		0
New financial assets originated or purchased		2,421,789
FX and other movements	2,222,491	597,359
Inflation Effect	(1,357,062)	(401,936)
Gross carrying amount, Ending Balance	4,876,548	3,877,964
Lifetime ECL [member] | Stage 3 [member] | Naranja [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Gross carryng amount, Beginning Balance	5,825,679	4,514,973
Transfers	0
Financial assets derecognized during the period other than write-offs	(2,548,634)	(2,785,702)
New financial assets originated or purchased	862,772	1,543,536
FX and other movements	(141,075)	(61,097)
Inflation Effect	(2,038,649)	(1,456,992)
Gross carrying amount, Ending Balance	6,054,119	5,825,679
Lifetime ECL [member] | Stage 3 [member] | Retail Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Gross carryng amount, Beginning Balance	5,201,161	4,009,264
Financial assets derecognized during the period other than write-offs		(1,704,660)
New financial assets originated or purchased		2,268,090
FX and other movements		339,011
Inflation Effect		(1,293,799)
Gross carrying amount, Ending Balance		5,201,161
Purchased Credit-Impaired [member] | Retail Like Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Gross carryng amount, Beginning Balance	0	0
Financial assets derecognized during the period other than write-offs		0
New financial assets originated or purchased		0
FX and other movements		0
Inflation Effect		0
Gross carrying amount, Ending Balance		0
Purchased Credit-Impaired [member] | Retail portfolios [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Gross carryng amount, Beginning Balance	0
Financial assets derecognized during the period other than write-offs	0
New financial assets originated or purchased	0
FX and other movements	0
Inflation Effect	0
Gross carrying amount, Ending Balance	0	0
Purchased Credit-Impaired [member] | Wholesale Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Gross carryng amount, Beginning Balance	0	0
Financial assets derecognized during the period other than write-offs	0	0
New financial assets originated or purchased	0	0
FX and other movements	0	0
Inflation Effect	0	0
Gross carrying amount, Ending Balance	0	0
Purchased Credit-Impaired [member] | Naranja [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Gross carryng amount, Beginning Balance	0	0
Transfers	0
Financial assets derecognized during the period other than write-offs	0	0
New financial assets originated or purchased	0	0
FX and other movements	0	0
Inflation Effect	0	0
Gross carrying amount, Ending Balance	0	0
Purchased Credit-Impaired [member] | Retail Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Gross carryng amount, Beginning Balance	0	0
Financial assets derecognized during the period other than write-offs		0
New financial assets originated or purchased		0
FX and other movements		0
Inflation Effect		0
Gross carrying amount, Ending Balance		0
Transfer from stage 1 to stage 2 [member] | Retail Like Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers		0
Transfer from stage 1 to stage 2 [member] | Retail portfolios [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	0
Transfer from stage 1 to stage 2 [member] | Wholesale Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	0	0
Transfer from stage 1 to stage 2 [member] | Naranja [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	0	0
Transfer from stage 1 to stage 2 [member] | Retail Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers		0
Transfer from stage 1 to stage 2 [member] | 12-month ECL [member] | Stage 1 [member] | Retail Like Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	(3,669,945)	(871,588)
Transfer from stage 1 to stage 2 [member] | 12-month ECL [member] | Stage 1 [member] | Retail portfolios [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	(27,605,206)
Financial assets derecognized during the period other than write-offs	(15,005,033)
New financial assets originated or purchased	19,755,005
Transfer from stage 1 to stage 2 [member] | 12-month ECL [member] | Stage 1 [member] | Wholesale Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	(6,201,605)	(854,642)
Transfer from stage 1 to stage 2 [member] | 12-month ECL [member] | Stage 1 [member] | Naranja [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	(1,110,563)	(6,051,219)
Transfer from stage 1 to stage 2 [member] | 12-month ECL [member] | Stage 1 [member] | Retail Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers		(3,273,027)
Transfer from stage 1 to stage 2 [member] | Lifetime ECL [member] | Stage 2 [member] | Retail Like Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	3,669,945	871,588
Transfer from stage 1 to stage 2 [member] | Lifetime ECL [member] | Stage 2 [member] | Retail portfolios [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	27,605,206
Transfer from stage 1 to stage 2 [member] | Lifetime ECL [member] | Stage 2 [member] | Wholesale Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	6,201,605	854,642
Transfer from stage 1 to stage 2 [member] | Lifetime ECL [member] | Stage 2 [member] | Naranja [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	1,110,563	6,051,219
Transfer from stage 1 to stage 2 [member] | Lifetime ECL [member] | Stage 2 [member] | Retail Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers		3,273,027
Transfer from stage 1 to stage 2 [member] | Lifetime ECL [member] | Stage 3 [member] | Retail Like Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers		0
Transfer from stage 1 to stage 2 [member] | Lifetime ECL [member] | Stage 3 [member] | Retail portfolios [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	0
Transfer from stage 1 to stage 2 [member] | Lifetime ECL [member] | Stage 3 [member] | Wholesale Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	0	0
Transfer from stage 1 to stage 2 [member] | Lifetime ECL [member] | Stage 3 [member] | Naranja [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	0	0
Transfer from stage 1 to stage 2 [member] | Lifetime ECL [member] | Stage 3 [member] | Retail Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers		0
Transfer from stage 1 to stage 2 [member] | Purchased Credit-Impaired [member] | Retail Like Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers		0
Transfer from stage 1 to stage 2 [member] | Purchased Credit-Impaired [member] | Retail portfolios [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	0
Transfer from stage 1 to stage 2 [member] | Purchased Credit-Impaired [member] | Wholesale Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	0	0
Transfer from stage 1 to stage 2 [member] | Purchased Credit-Impaired [member] | Naranja [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	0	0
Transfer from stage 1 to stage 2 [member] | Purchased Credit-Impaired [member] | Retail Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers		0
Transfer from stage 1 to stage 3 [member] | Retail Like Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers		0
Transfer from stage 1 to stage 3 [member] | Retail portfolios [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	0
Transfer from stage 1 to stage 3 [member] | Wholesale Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	0	0
Transfer from stage 1 to stage 3 [member] | Naranja [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	0	0
Transfer from stage 1 to stage 3 [member] | Retail Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers		0
Transfer from stage 1 to stage 3 [member] | 12-month ECL [member] | Stage 1 [member] | Retail Like Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	(180,232)	(164,162)
Transfer from stage 1 to stage 3 [member] | 12-month ECL [member] | Stage 1 [member] | Retail portfolios [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	(1,590,455)
Transfer from stage 1 to stage 3 [member] | 12-month ECL [member] | Stage 1 [member] | Wholesale Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	(6,479)	(15,220)
Transfer from stage 1 to stage 3 [member] | 12-month ECL [member] | Stage 1 [member] | Naranja [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	(1,860,449)	(2,151,017)
Transfer from stage 1 to stage 3 [member] | 12-month ECL [member] | Stage 1 [member] | Retail Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers		(1,058,724)
Transfer from stage 1 to stage 3 [member] | Lifetime ECL [member] | Stage 2 [member] | Retail Like Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers		0
Transfer from stage 1 to stage 3 [member] | Lifetime ECL [member] | Stage 2 [member] | Retail portfolios [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	0
Financial assets derecognized during the period other than write-offs	(3,686,530)
New financial assets originated or purchased	6,805,058
Transfer from stage 1 to stage 3 [member] | Lifetime ECL [member] | Stage 2 [member] | Wholesale Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	0	0
Transfer from stage 1 to stage 3 [member] | Lifetime ECL [member] | Stage 2 [member] | Naranja [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	0	0
Transfer from stage 1 to stage 3 [member] | Lifetime ECL [member] | Stage 2 [member] | Retail Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers		0
Transfer from stage 1 to stage 3 [member] | Lifetime ECL [member] | Stage 3 [member] | Retail Like Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	180,232	164,162
Transfer from stage 1 to stage 3 [member] | Lifetime ECL [member] | Stage 3 [member] | Retail portfolios [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	1,590,455
Transfer from stage 1 to stage 3 [member] | Lifetime ECL [member] | Stage 3 [member] | Wholesale Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	6,479	15,220
Transfer from stage 1 to stage 3 [member] | Lifetime ECL [member] | Stage 3 [member] | Naranja [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	1,860,449	2,151,017
Transfer from stage 1 to stage 3 [member] | Lifetime ECL [member] | Stage 3 [member] | Retail Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers		1,058,724
Transfer from stage 1 to stage 3 [member] | Purchased Credit-Impaired [member] | Retail Like Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers		0
Transfer from stage 1 to stage 3 [member] | Purchased Credit-Impaired [member] | Retail portfolios [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	0
Transfer from stage 1 to stage 3 [member] | Purchased Credit-Impaired [member] | Wholesale Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	0	0
Transfer from stage 1 to stage 3 [member] | Purchased Credit-Impaired [member] | Naranja [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	0	0
Transfer from stage 1 to stage 3 [member] | Purchased Credit-Impaired [member] | Retail Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers		0
Transfer from stage 2 to stage 3 [member] | Retail Like Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers		0
Transfer from stage 2 to stage 3 [member] | Retail portfolios [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	0	0
Transfer from stage 2 to stage 3 [member] | Wholesale Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	0
Transfer from stage 2 to stage 3 [member] | Naranja [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	0
Transfer from stage 2 to stage 3 [member] | Stage 3 [member] | Wholesale Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	21,051
Transfer from stage 2 to stage 3 [member] | 12-month ECL [member] | Stage 1 [member] | Retail Like Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers		0
Transfer from stage 2 to stage 3 [member] | 12-month ECL [member] | Stage 1 [member] | Retail portfolios [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	0	0
Transfer from stage 2 to stage 3 [member] | 12-month ECL [member] | Stage 1 [member] | Wholesale Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	0
Transfer from stage 2 to stage 3 [member] | 12-month ECL [member] | Stage 1 [member] | Naranja [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	0
Transfer from stage 2 to stage 3 [member] | Lifetime ECL [member] | Stage 2 [member] | Retail Like Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	(298,649)	(94,558)
Transfer from stage 2 to stage 3 [member] | Lifetime ECL [member] | Stage 2 [member] | Retail portfolios [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	(1,406,826)	(573,916)
Transfer from stage 2 to stage 3 [member] | Lifetime ECL [member] | Stage 2 [member] | Wholesale Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	(21,051)
Transfer from stage 2 to stage 3 [member] | Lifetime ECL [member] | Stage 2 [member] | Naranja [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	(2,258,668)	(1,982,432)
Transfer from stage 2 to stage 3 [member] | Lifetime ECL [member] | Stage 3 [member] | Retail Like Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	298,649	94,558
Transfer from stage 2 to stage 3 [member] | Lifetime ECL [member] | Stage 3 [member] | Retail portfolios [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	1,406,826	573,916
Financial assets derecognized during the period other than write-offs	(3,132,323)
New financial assets originated or purchased	3,298,999
Transfer from stage 2 to stage 3 [member] | Lifetime ECL [member] | Stage 3 [member] | Naranja [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	2,258,668	1,982,432
Transfer from stage 2 to stage 3 [member] | Purchased Credit-Impaired [member] | Retail Like Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers		0
Transfer from stage 2 to stage 3 [member] | Purchased Credit-Impaired [member] | Retail portfolios [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	0	0
Transfer from stage 2 to stage 3 [member] | Purchased Credit-Impaired [member] | Wholesale Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	0
Transfer from stage 2 to stage 3 [member] | Purchased Credit-Impaired [member] | Naranja [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	0
Transfer from stage 3 to stage 2 [member] | Retail Like Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers		0
Transfer from stage 3 to stage 2 [member] | Retail portfolios [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	0	0
Transfer from stage 3 to stage 2 [member] | Wholesale Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	0
Transfer from stage 3 to stage 2 [member] | Naranja [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	0	0
Transfer from stage 3 to stage 2 [member] | Stage 3 [member] | Wholesale Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	(90,874)
Transfer from stage 3 to stage 2 [member] | 12-month ECL [member] | Stage 1 [member] | Retail Like Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers		547,402
Transfer from stage 3 to stage 2 [member] | 12-month ECL [member] | Stage 1 [member] | Retail portfolios [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	0	3,221,464
Transfer from stage 3 to stage 2 [member] | 12-month ECL [member] | Stage 1 [member] | Wholesale Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	0	722,494
Transfer from stage 3 to stage 2 [member] | 12-month ECL [member] | Stage 1 [member] | Naranja [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	0	0
Transfer from stage 3 to stage 2 [member] | Lifetime ECL [member] | Stage 2 [member] | Retail Like Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	19,171	(547,402)
Transfer from stage 3 to stage 2 [member] | Lifetime ECL [member] | Stage 2 [member] | Retail portfolios [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	54,517	(3,221,464)
Transfer from stage 3 to stage 2 [member] | Lifetime ECL [member] | Stage 2 [member] | Wholesale Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	90,874	(722,494)
Transfer from stage 3 to stage 2 [member] | Lifetime ECL [member] | Stage 2 [member] | Naranja [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	5,664	33,663
Transfer from stage 3 to stage 2 [member] | Lifetime ECL [member] | Stage 3 [member] | Retail Like Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	(19,171)	0
Transfer from stage 3 to stage 2 [member] | Lifetime ECL [member] | Stage 3 [member] | Retail portfolios [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	(54,517)	0
Transfer from stage 3 to stage 2 [member] | Lifetime ECL [member] | Stage 3 [member] | Wholesale Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers		0
Transfer from stage 3 to stage 2 [member] | Lifetime ECL [member] | Stage 3 [member] | Naranja [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	(5,664)	(33,663)
Transfer from stage 3 to stage 2 [member] | Purchased Credit-Impaired [member] | Retail Like Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers		0
Transfer from stage 3 to stage 2 [member] | Purchased Credit-Impaired [member] | Retail portfolios [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	0	0
Transfer from stage 3 to stage 2 [member] | Purchased Credit-Impaired [member] | Wholesale Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	0	0
Transfer from stage 3 to stage 2 [member] | Purchased Credit-Impaired [member] | Naranja [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	0	0
Transfer from stage 2 to stage 1 [member] | Retail Like Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers		0
Transfer from stage 2 to stage 1 [member] | Retail portfolios [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	0	0
Transfer from stage 2 to stage 1 [member] | Wholesale Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	0
Transfer from stage 2 to stage 1 [member] | Stage 3 [member] | Wholesale Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	0
Transfer from stage 2 to stage 1 [member] | 12-month ECL [member] | Stage 1 [member] | Retail Like Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	608,803	0
Transfer from stage 2 to stage 1 [member] | 12-month ECL [member] | Stage 1 [member] | Retail portfolios [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	9,834,363	0
Transfer from stage 2 to stage 1 [member] | 12-month ECL [member] | Stage 1 [member] | Wholesale Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	1,813,608
Transfer from stage 2 to stage 1 [member] | 12-month ECL [member] | Stage 1 [member] | Naranja [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers		1,735,099
Transfer from stage 2 to stage 1 [member] | Lifetime ECL [member] | Stage 2 [member] | Retail Like Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	(608,803)	5,040
Transfer from stage 2 to stage 1 [member] | Lifetime ECL [member] | Stage 2 [member] | Retail portfolios [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	(9,834,363)	49,385
Transfer from stage 2 to stage 1 [member] | Lifetime ECL [member] | Stage 2 [member] | Wholesale Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	(1,813,608)
Transfer from stage 2 to stage 1 [member] | Lifetime ECL [member] | Stage 2 [member] | Naranja [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers		(1,735,099)
Transfer from stage 2 to stage 1 [member] | Lifetime ECL [member] | Stage 3 [member] | Retail Like Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers		(5,040)
Transfer from stage 2 to stage 1 [member] | Lifetime ECL [member] | Stage 3 [member] | Retail portfolios [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	0	(49,385)
Transfer from stage 2 to stage 1 [member] | Lifetime ECL [member] | Stage 3 [member] | Naranja [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers		0
Transfer from stage 2 to stage 1 [member] | Purchased Credit-Impaired [member] | Retail Like Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers		0
Transfer from stage 2 to stage 1 [member] | Purchased Credit-Impaired [member] | Retail portfolios [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	0	0
Transfer from stage 2 to stage 1 [member] | Purchased Credit-Impaired [member] | Wholesale Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	0
Transfer from stage 3 to stage 1 [member] | Retail portfolios [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	0
Transfer from stage 3 to stage 1 [member] | Wholesale Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	0
Transfer from stage 3 to stage 1 [member] | Naranja [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers		0
Transfer from stage 3 to stage 1 [member] | Stage 3 [member] | Wholesale Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	(714)
Transfer from stage 3 to stage 1 [member] | 12-month ECL [member] | Stage 1 [member] | Retail Like Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	5,565
Transfer from stage 3 to stage 1 [member] | 12-month ECL [member] | Stage 1 [member] | Retail portfolios [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	36,462
Transfer from stage 3 to stage 1 [member] | 12-month ECL [member] | Stage 1 [member] | Wholesale Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	714
Transfer from stage 3 to stage 1 [member] | 12-month ECL [member] | Stage 1 [member] | Naranja [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	19,427	28,825
Transfer from stage 3 to stage 1 [member] | Lifetime ECL [member] | Stage 2 [member] | Retail portfolios [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	0
Transfer from stage 3 to stage 1 [member] | Lifetime ECL [member] | Stage 2 [member] | Wholesale Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	0
Transfer from stage 3 to stage 1 [member] | Lifetime ECL [member] | Stage 2 [member] | Naranja [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	0	0
Transfer from stage 3 to stage 1 [member] | Lifetime ECL [member] | Stage 3 [member] | Retail Like Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	(5,565)
Transfer from stage 3 to stage 1 [member] | Lifetime ECL [member] | Stage 3 [member] | Retail portfolios [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	(36,462)
Transfer from stage 3 to stage 1 [member] | Lifetime ECL [member] | Stage 3 [member] | Naranja [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	(19,427)	(28,825)
Transfer from stage 3 to stage 1 [member] | Purchased Credit-Impaired [member] | Retail portfolios [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	0
Transfer from stage 3 to stage 1 [member] | Purchased Credit-Impaired [member] | Wholesale Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	0
Transfer from stage 3 to stage 1 [member] | Purchased Credit-Impaired [member] | Naranja [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	$ 0	$ 0